Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

Note 1 – Organization and Business Operations

Adhera Therapeutics, Inc. and its wholly-owned subsidiaries, MDRNA Research, Inc. (“MDRNA”), Cequent Pharmaceuticals, Inc. (“Cequent”), Atossa Healthcare, Inc. (“Atossa”), and IThenaPharma, Inc. (“IThena”) (collectively “Adhera,” or the “Company”), is an emerging specialty biotech company that, to the extent that resources and opportunities become available, is focused on drug development and commercialization of “small molecule” drugs to treat Parkinson’s disease (PD) and Type 1 diabetes.

On July 28, 2021, we as licensee and Melior Pharmaceuticals II, LLC (“Melior II”) entered into an exclusive license agreement for the development, commercialization and exclusive license of MLR-1019. MLR-1019 is being developed as a new class of therapeutic and is, to the best of our knowledge, the only drug candidate today to address both movement and non-movement aspects of PD. Under the Agreement, we were granted an exclusive license to use the Melior II Patents and know-how to develop products in consideration for cash payments upon meeting certain performance milestones as well as a royalty of 5% of gross sales.

On August 20, 2021, we as licensee entered into an exclusive license agreement with Melior Pharmaceuticals I, Inc. (“Melior I”) for the development, commercialization and exclusive license of MLR-1023. MLR-1023 is being developed as a novel therapeutic for Type 1 diabetes.

On October 20, 2021, we as licensee expanded the exclusive licensing agreement with Melior I to include two additional clinical indications for Non-Alcoholic Steatohepatitis (NASH) and pulmonary inflammation.

To the extent that resources have been available, the Company has continued to work with its advisors in an effort to restructure our company and to identify additional strategic transactions to enhance the value of our company as such opportunities arise, including potential transactions and capital raising initiatives, as well as business combination transactions with operating companies. There can be no assurance that the Company will be successful at identifying any such transactions, that it will continue to have sufficient resources to actively attempt to identify such transactions, or that such transactions will be available upon terms acceptable to us or at all. If the Company does not complete any significant strategic transactions, or raise substantial additional capital, in the near future, it is likely that the Company will discontinue all operations and seek bankruptcy protection.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Note 1 – Organization and Business Operations

Adhera Therapeutics, Inc. and its wholly-owned subsidiaries, MDRNA Research, Inc. (“MDRNA”), Cequent Pharmaceuticals, Inc. (“Cequent”), Atossa Healthcare, Inc. (“Atossa”), and IThenaPharma, Inc. (“IThena”) (collectively “Adhera,” or the “Company”), is an emerging specialty biotech company that, to the extent that resources and opportunities become available, is strategically evaluating its focus including a return to a drug discovery and development company.

On July 28, 2021, we as licensee and Melior Pharmaceuticals II, LLC entered into an exclusive license agreement for the development, commercialization and exclusive license of MLR-1019. MLR-1019 is being developed as a new class of therapeutic for Parkinson’s disease (PD) and is, to the best of our knowledge, the only drug candidate today to address both movement and non-movement aspects of PD. Under the Agreement, we were granted an exclusive license to use the MP Patents and know-how to develop products in consideration for cash payments upon meeting certain performance milestones as well as a royalty of 5% of gross sales.

On August 20, 2021, we as licensee entered into an exclusive license agreement with Melior Pharmaceuticals I, Inc. for the development, commercialization and exclusive license of MLR-1023. MLR-1023 is being developed as a novel therapeutic for Type 1 diabetes.

On October 20, 2021, we as licensee expanded the exclusive licensing agreement with Melior Pharmaceuticals I, Inc. to include two additional clinical indications for Non-Alcoholic Steatohepatitis (NASH) and pulmonary inflammation.

To the extent that resources have been available, the Company has continued to work with its advisors in an effort to restructure our company and to identify potential strategic transactions to enhance the value of our company as such opportunities arise, including potential transactions and capital raising initiatives involving the assets relating to our legacy RNA interference programs, as well as business combination transactions with operating companies. There can be no assurance that the Company will be successful at identifying any such transactions, that it will continue to have sufficient resources to actively attempt to identify such transactions, or that such transactions will be available upon terms acceptable to us or at all. If the Company does not complete any significant strategic transactions, or raise substantial additional capital, in the immediate future, it is likely that the Company will discontinue all operations and seek bankruptcy protection.